Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2023
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of September 30, 2023, and December 31, 2022, are as follows:

	Balance as of September 30, 2023		Balance as of December 31, 2022
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	109,938	5,523	94,192	12,159
Foreign exchange derivatives instruments	3,610	-	3,189	-
Notes conversion option (Note 14)	-	931	-	4,688
Total	113,548	6,454	97,381	16,847